Debt - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
		Aug. 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs	[1]			$ 15,209,000	$ 8,750,000
TL | Minimum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate				1.50%
TL | Maximum | Base Rate
Debt Instrument [Line Items]
LIBOR plus interest rate				2.00%
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 1,200,000,000	$ 1,500,000,000		$ 1,500,000,000
LIBOR plus interest rate				1.75%
Final Maturity	[2]			Nov. 30, 2028
Debt instrument, conversion date				Nov. 30, 2024
Debt instrument daily SOFR plus spread of payable monthly in arrears				1.60%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Final Maturity				Sep. 30, 2023
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 1,500,000,000
Interest payment terms				The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full.
TL Revolving Credit Facility | TL | Minimum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate				2.00%
TL Revolving Credit Facility | TL | Maximum | Eurodollar
Debt Instrument [Line Items]
LIBOR plus interest rate				2.50%
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility				$ 25,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 160,000,000
Final Maturity				Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 70,270,000
Final Maturity				Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 209,000,000
Final Maturity				Oct. 31, 2028
TMCL VI Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount				$ 300,000,000
Loan termination payment		$ 10,631,000
Write-off of unamortized debt issuance costs		1,235,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs			2,857,000
TMCL VII 2019-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				328,900,000
TMCL VII 2019-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 21,100,000
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Final Maturity				Aug. 31, 2045
TMCL VII 2020-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 380,800,000
TMCL VII 2020-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 69,200,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Final Maturity				Sep. 30, 2045
TMCL VII 2020-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 531,600,000
TMCL VII 2020-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 76,200,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Final Maturity				Sep. 30, 2045
TMCL VII 2020-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 213,000,000
TMCL VII 2020-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued				$ 8,000,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Final Maturity				Feb. 28, 2046
TMCL VII 2021-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued							$ 523,500,000
TMCL VII 2021-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued							$ 26,500,000
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Final Maturity				Apr. 30, 2046
TMCL VII 2021-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			605,200,000
TMCL VII 2021-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 46,000,000
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Final Maturity				Aug. 31, 2046
TMCL VII 2021-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		548,800,000
TMCL VII 2021-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 51,200,000

[1]	Amounts for the years ended December 31, 2020 and 2019 have been reclassified to conform with the 2021 presentation (see Note 1 (w) “Reclassifications and Changes in Presentation”).
[2]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.